SHARE-BASED COMPENSATION (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Number of shares
Outstanding at the beginning of the period (in shares)	5,267,540	5,267,540
Granted (in shares)	1,364,064	1,364,064
Exercised (in shares)	1,357,376	1,357,376
Forfeited (in shares)	32,804	32,804
Outstanding at the end of the period (in shares)	5,241,424	5,241,424
Vested and expected to vest at the end of the period (in shares)	4,993,818	4,993,818
Exercisable at the end of the period (in shares)	2,513,568	2,513,568
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 18.01
Granted (in dollars per share)	$ 30.14
Exercised (in dollars per share)	$ 11.88
Forfeited (in dollars per share)	$ 23.79
Outstanding at the end of the period (in dollars per share)	$ 22.71
Vested and expected to vest at the end of the period (in dollars per share)	$ 22.49
Exercisable at the end of the period (in dollars per share)	$ 17.66
Weighted average remaining contractual life
Outstanding at the end of the period	3 years 8 months 12 days	3 years 8 months 12 days
Vested and expected to vest at the end of the period	3 years 7 months 24 days	3 years 7 months 24 days
Exercisable at the end of the period	2 years 8 months 16 days	2 years 8 months 16 days
Aggregate intrinsic value
Outstanding at the end of the period	$ 85,100
Vested and expected to vest at the end of the period	82,191
Exercisable at the end of the period	53,515
Total intrinsic value of options exercised	26,331	159,400	84,524	41,546
Unrecognized share-based compensation cost related to non-vested share options	29,293	177,331
Weighted average vesting period	2 years 8 months 5 days	2 years 8 months 5 days
Cash received from the exercise of share options	$ 16,466	99,681